Restructuring Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0	$ 0	$ 4,001
Restructuring Related to Alexander Spirit
Restructuring Cost and Reserve [Line Items]
Restructuring charges			$ 4,000